Intangible Assets, Net	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net
10.	Intangible assets, net
Intangible assets consist of the following:

	As of
	December 31, 2019	December 31, 2020
Cost:
Acquired right to operate an online audio/video content platform including deferred tax liabilities impact	96,129,761	96,129,761
Computer software	4,971,310	12,176,338

Total cost	101,101,071	108,306,099
Less: Accumulated amortization	(12,157,392)	(25,183,127)

Intangible assets, net	88,943,679	83,122,972

The right to operate an online audio/video content platform was acquired on November 1, 2018 through an acquisition of 100% equity interests of a company for a total cash considerations of RMB 72.1 million and is owned by a consolidated VIE of the Group upon the completion of the transaction. The acquisition was accounted for as an asset acquisition rather than a business combination as what the company acquired did not meet the criteria of a business and substantially all of the fair value of the gross assets acquired was concentrated in a single asset, which met the screen test criteria to be an asset acquisition for the adopted ASU
2017-01.
A deferred tax liability of RMB 24.0 million arising from the difference between the accounting basis and tax basis of the identifiable intangible asset is recognized and will be realized over 10 years which is in line with the acquired right’s amortization period. The recognition of the deferred tax liability related to the intangible asset in turn increases the book basis of the asset. The acquired right to operate an online audio/video content platform with amount of RMB 96.1 million is amortized over 10 years on a straight-line basis.
Amortization expense for intangible assets for the years ended December 31, 2018, 2019 and 2020 is as follows:

	Year ended December 31,
	2018	2019	2020
Cost of revenues	1,602,163	9,612,976	9,612,976
General and administrative expenses	—	942,253	3,412,759

Total	1,602,163	10,555,229	13,025,735

Future intangible asset amortization as of December 31, 2020 is as follows:

Year ended December 31,	Amortization Expense
2021	13,562,123
2022	12,635,179
2023	10,399,789
2024	9,637,359
2025	9,637,359
Thereafter	27,251,163

Total	83,122,972